Income Taxes - Summary of Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current		$ 0	$ 0
Deferred		0	0
Total	$ 0	$ 0	$ 0